Offerings - Offering: 1	Sep. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	8,400,000
Proposed Maximum Offering Price per Unit	2.83
Maximum Aggregate Offering Price	$ 23,772,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,282.91
Offering Note	The amount registered represents shares of common stock, par value $0.01 per share ("Common Stock"), of Powerfleet, Inc., a Delaware corporation (the "Company"), issuable pursuant to the Company's 2018 Incentive Plan, as amended (the "2018 Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act"), this registration statement also covers such additional shares of Common Stock that may become issuable under the 2018 Plan by reason of any stock split, stock dividend, recapitalization or other similar transaction that results in an increase in the number of outstanding shares of Common Stock. The proposed maximum offering price per share was estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on The Nasdaq Global Market on September 25, 2026.